Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	1-9576
Entity Registrant Name	O-I GLASS, INC.
Entity Central Index Key	0000812074
Entity Tax Identification Number	22-2781933
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Michael Owens Way
Entity Address, City or Town	Perrysburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43551-2999
City Area Code	567
Local Phone Number	336-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	OI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false